Intangible Assets, Net - Schedule of The Company's Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 45,270	$ 44,810
Additions	0	1,250
Impairment	(9,660)	(513)
Accumulated Amortization	(10,045)	(9,585)
Intangible Assets, net	25,565	35,962
IPR&D [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	20,940	20,940
Intangible Assets, net	$ 20,940	$ 20,940
Acquired technologies [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Weighted- Average Remaining Contractual Life (in Years)	9 years 2 months 12 days	9 years 8 months 12 days
Gross Carrying Amount	$ 24,330	$ 23,870
Additions	0	1,250
Impairment	(9,660)	(513)
Accumulated Amortization	(10,045)	(9,585)
Intangible Assets, net	$ 4,625	$ 15,022